Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and contingencies [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Amount
US$
2016	3,113,503
2017	1,732,005
2018	1,326,668
2019	781,985
2020	562,477
2021 and thereafter	143,218

Total	7,659,856

Schedule of Capital Lease Obligations
Amount
US$
2016	5,106,207
2017	5,106,207
2018	5,106,207
2019	5,106,207
2020 and thereafter	7,659,311
Total minimum lease payments	28,084,139
Less interest	(6,907,520)
Capital lease obligations	21,176,619
Less current maturities of capital lease obligations	(3,065,612)
Long-term capital lease obligations	18,111,007

Schedule of Outstanding Commitments
Amount
US$
2016	237,174,797
2017	154,945,910
2018	35,408,090
2019	34,442,583
2020 and thereafter	-

Total	461,971,380